Revenue and government financing for research expenditures - Disclosure of Variance of Deferred Revenue (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Deferred revenue – current portion	€ 12,500	€ 11,299	€ 48,770
Deferred revenue – non-current portion	25,413	32,674	40,342
Deferred revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities at beginning of period	43,973	89,112	150,195
Recognition in P&L	(7,497)	(47,038)	(61,356)
Proceeds	353	4,365
Transfer from collaboration liabilities	1,084	(2,465)	273
Contract liabilities at end of period	37,913	43,973	89,112
Deferred revenue | Monalizumab
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities at beginning of period	26,572	62,657	104,925
Recognition in P&L	(7,497)	(33,620)	(42,541)
Proceeds	0	0
Transfer from collaboration liabilities	1,084	(2,465)	273
Contract liabilities at end of period	20,159	26,572	62,657
Deferred revenue | IPH5201
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities at beginning of period	0	9,054	27,869
Recognition in P&L		(13,418)	(18,816)
Proceeds		4,365
Transfer from collaboration liabilities		0	0
Contract liabilities at end of period		0	9,054
Deferred revenue | Preclinical molecules
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities at beginning of period	17,400	17,400	17,400
Recognition in P&L	0	0	0
Proceeds	0	0
Transfer from collaboration liabilities	0	0	0
Contract liabilities at end of period	17,400	17,400	€ 17,400
Deferred revenue | Others
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities at beginning of period	0
Recognition in P&L	0
Proceeds	353
Transfer from collaboration liabilities	0
Contract liabilities at end of period	€ 353	€ 0